Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Change in valuation allowance	$ 3.3	$ 5.8
Deferred tax asset for research and development credit	0.5	$ 0.5
Refund amount	0.8
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforward	193.0
State [Member]
Income Taxes [Line Items]
Net operating loss carryforward	51.0
Internal Revenue Service [Member]
Income Taxes [Line Items]
Refund amount	0.8
Research and Development Credits Carryforwards [Member]
Income Taxes [Line Items]
Deferred tax asset for research and development credit	1.6
State Research and Development Credits Carryforwards [Member]
Income Taxes [Line Items]
Deferred tax asset for research and development credit	0.8
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Uncertain tax benefit	$ 0.1